Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Impact on consolidated shareholders' equity (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019
Description of business and basis of preparation of consolidated financial statements [abstract]
Operating lease commitments as of December 31, 2018		€ 5,815,000,000
Commitments presented in other operating activities commitments as of December 31, 2018		1,023,000,000
Commitments relating to leases covered by an exemption		(124,000,000)
Commitments relating to leases where the underlying asset is available after January 1, 2019		(524,000,000)
Measurement differences due to the determination of the lease term		167,000,000
Lease payment measurement differences		(191,000,000)
Finance lease liabilities as of December 31, 2018		584,000,000
Other effects		513,000,000
Lease liabilities as of January 1, 2019 - Before discounting		7,264,000,000
Discounting effect		(734,000,000)
Lease liabilities	€ 6,492,000,000	6,530,000,000
Off-balance sheet lease commitments		37,000,000
Replacement value of leased assets for which exemption has been used, maximum	€ 5,000	€ 5,000,000,000